TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Carryforward losses for tax purposes	$ 79,000
Deferred tax assets	276	$ 458
Statutory corporate tax benefits	$ 2,998	$ 1,476
Israel [Member]
Reserve Quantities [Line Items]
Corporate federal income tax rate	23.00%	23.00%	23.00%
Tax expenses	$ 315	$ 43